SCHEDULE OF OTHER EXPENSES (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule Of Inventories
Property and equipment, net	$ 41,929
Foreign currency translation property and equipment net	2,358
Impairment losses property and equipment net	(44,287)
Property and equipment, net
Intangibles, net	11,499
Foreign currency translation Intangibles net	750
Impairment losses Intangibles net	(12,249)
Intangibles, net
Other assets	53,428
Foreign currency translation other assets	3,108
Impairment losses other assets	(56,536)
Other assets